UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end:  December 31, 2013

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

	AQUILA THREE PEAKS HIGH INCOME FUND
	SCHEDULE OF INVESTMENTS
	March 31, 2014
	(unaudited)
Principal
Amount	Corporate Bonds (92.7%)	Value	(a)

	Aerospace & Defense (0.7%)
	Alliant Techsystems, Inc.
$1,000,000	5.250%, 10/01/21 144A	$1,027,500

	Oshkosh Corp.
1,000,000	8.500%, 03/01/20	1,097,500

		2,125,000

	Apparel & Textile Products (2.3%)
	Carter's Inc.
1,000,000	5.250%, 08/15/21 144A	1,028,750

	Levi Strauss & Co.
2,250,000	7.625%, 05/15/20	2,444,063

	Wolverine World Wide, Inc.
2,750,000	6.125%,10/15/20	2,970,000

		6,442,813

	Cable & Satellite (5.7%)
	CCO Holdings LLC
1,500,000	7.000%, 01/15/19	1,586,250
4,500,000	6.500%, 04/30/21	4,770,000

	DISH Network Corp.
4,750,000	4.250%, 04/01/18	4,957,813
3,250,000	5.125%, 05/01/20	3,388,125

	Sirius XM Radio, Inc.
1,500,000	4.250%, 05/15/20 144A	1,466,250

		16,168,438

	Casinos & Gaming (1.4%)
	Churchill Downs, Inc.
1,175,000	5.375%, 12/15/21 144A	1,198,500

	Pinnacle Entertainment, Inc.
1,000,000	8.750%, 05/15/20	1,093,750

	PNK Finance Corp.
1,500,000	6.375%, 08/01/21 144A	1,560,000

		3,852,250

	Communications Equipment (1.1%)
	ViaSat, Inc.
2,825,000	6.875%, 06/15/20	3,029,813

	Consumer Finance (0.4%)
	Fidelity National Information Services, Inc.
1,150,000	5.000%, 03/15/22	1,202,998

	Consumer Products (0.4%)
	Clearwater Paper Corp.
1,000,000	7.125%, 11/01/18	1,065,000

	Consumer Services (9.8%)
	Aramark Corp.
4,000,000	5.750%, 03/15/20	4,225,000

	Deluxe Corp.
1,350,000	7.000%, 03/15/19	1,451,250

	Iron Mountain, Inc.
1,700,000	8.375%, 08/15/21	1,802,000

	Service Corp. International
6,500,000	7.000%, 05/15/19	6,881,875
1,750,000	4.500%, 11/15/20	1,706,250
775,000	5.375%, 01/15/22 144A	784,688

	Stewart Enterprises, Inc.
5,000,000	6.500%, 04/15/19	5,255,000

	United Rentals, Inc.
1,750,000	9.250%, 12/15/19	1,934,625
3,500,000	8.375%, 09/15/20	3,876,250

		27,916,938

	Containers & Packaging (2.6%)
	Berry Plastics Corp.
1,250,000	9.500%, 05/15/18	1,321,875

	Graphic Packaging Holding Co.
1,000,000	7.875%, 10/01/18	1,070,000
1,725,000	4.750%, 04/15/21	1,727,156

	Sealed Air Corp.
1,000,000	6.500%, 12/01/20 144A	1,102,500

	Silgan Holdings, Inc.
2,250,000	5.000%, 04/01/20	2,306,250

		7,527,781

	Entertainment (1.1%)
	DreamWorks Animation SKG, Inc.
1,000,000	6.875%, 08/15/20 144A	1,082,500

	WMG Acquisition Corp,
2,000,000	6.000%, 01/15/21 144A	2,085,000

		3,167,500

	Entertainment Resources (5.3%)
	AMC Entertainment
1,250,000	5.875%, 02/15/22 144A	1,271,875

	Cinemark Holdings, Inc.
5,625,000	7.375%, 06/15/21	6,236,719
1,400,000	5.125%, 12/15/22	1,400,000

	Live Nation Entertainment, Inc.
2,250,000	7.000%, 09/01/20 144A	2,460,938

	National CineMedia, Inc.
2,250,000	7.875%, 07/15/21	2,483,438

	Regal Entertainment
1,175,000	5.750%, 03/15/22	1,210,250

		15,063,220

	Exploration & Production (10.5%)
	Antero Resources Finance Corp.
2,400,000	6.000%, 12/01/20	2,553,000
1,220,000	5.375%, 11/01/21 144A	1,238,300

	Bonanza Creek Energy, Inc.
2,750,000	6.750%, 04/15/21	2,935,625

	Continental Resources, Inc.
1,000,000	5.000%, 09/15/22	1,050,000

	Kodiak Oil & Gas Corp.
1,750,000	5.500%, 01/15/21	1,795,938

	Oasis Petroleum, Inc.
2,250,000	6.500%, 11/01/21	2,418,750

	Range Resources Corp.
1,000,000	6.750%, 08/01/20	1,080,000

	Rosetta Resources, Inc.
2,500,000	5.625%, 05/01/21	2,556,250

	SM Energy Co.
2,625,000	6.625%, 02/15/19	2,808,750

	Whiting Petroleum Corp.
6,750,000	6.500%, 10/01/18	7,104,375
2,350,000	5.000%, 03/15/19	2,485,125
1,730,000	5.750%, 03/15/21	1,859,750

		29,885,863

	Food & Beverage (5.3%)
	B&G Foods, Inc.
1,750,000	4.625%, 06/01/21	1,730,313

	Constellation Brands, Inc.
1,000,000	6.000%, 05/01/22	1,105,000

	Del Monte Corp.
3,337,000	7.625%, 02/15/19	3,476,737

	Hawk Acquisition Sub, Inc.
5,750,000	4.250%, 10/15/20 144A	5,656,563

	Pinnacle Foods, Inc.
1,500,000	4.875%, 05/01/21	1,466,250

	Treehouse Foods, Inc.
1,500,000	7.750%, 03/01/18	1,559,400

		14,994,263

	Hardware (2.0%)
	CDW Corp.
1,500,000	8.500%, 04/01/19	1,642,500

	NCR Corp.
1,000,000	5.875%, 12/15/21 144A	1,052,500

	NXP Semiconductors B.V.
1,150,000	5.750%, 02/15/21 144A	1,224,750

	Sensata Technologies
1,550,000	6.500%, 05/15/19 144A	1,660,438

		5,580,188

	Health Care Facilities/Services (4.9%)
	AmSurg Corp.
1,500,000	5.625%, 11/30/20	1,560,000

	Envision Health Corp.
4,800,000	8.125%, 06/01/19	5,130,000

	Hanger, Inc.
1,500,000	7.125%, 11/15/18	1,590,000

	HCA Holdings, Inc.
1,345,000	3.750%, 03/15/19	1,350,044
4,000,000	7.750%, 05/15/21	4,410,000

		14,040,044

	Machinery (1.2%)
	Mueller Water Products, Inc.
1,500,000	7.375%, 06/01/17	1,533,750

	VWR Funding, Inc.
1,750,000	7.250%, 09/15/17	1,881,250

		3,415,000

	Media Non-Cable (6.6%)
	Lamar Media Corp.
2,750,000	5.875%, 02/01/22	2,915,000

	LIN Television Corp.
750,000	6.375%, 01/15/21	795,000

	Nielsen Holdings N.V.
2,000,000	7.750%, 10/15/18	2,137,500
1,450,000	4.500%, 10/01/20	1,460,875
1,530,000	5.000%, 04/15/22 144A†	1,533,825

	Starz LLC
9,750,000	5.000%, 09/15/19	10,066,875

		18,909,075

	Medical - Equipment/ Devices (2.6%)
	Biomet, Inc.
1,150,000	6.500%, 08/01/20	1,238,550
2,750,000	6.500%, 10/01/20	2,921,875

	Teleflex, Inc.
3,175,000	6.875%, 06/01/19	3,385,344

		7,545,769

	Oil & Gas Services (2.4%)
	Parker Drilling Co.
1,325,000	7.500%, 08/01/20	1,411,125

	SESI LLC
1,750,000	6.375%, 05/01/19	1,863,750
3,150,000	7.125%, 12/15/21	3,512,250

		6,787,125

	Pharmaceuticals (0.4%)
	Valeant Pharmaceuticals International, Inc.
1,000,000	7.000%, 10/01/20 144A	1,082,500

	Pipeline (4.0%)
	Crestwood Midstream Partners LP
1,575,000	6.000%, 12/15/20	1,649,813

	Hiland Partners L.P./Corp.
390,000	7.250%, 10/01/20 144A	424,125

	Holly Energy Partners, LP
1,150,000	6.500%, 03/01/20	1,221,875

	Markwest Energy Partners LP
2,875,000	6.750%, 11/01/20	3,112,188

	Sabine Pass Liquefaction, LLC
1,650,000	5.625%, 02/01/21	1,701,563

	Targa Resources Partners LP
1,000,000	6.875%, 02/01/21	1,072,500
1,000,000	6.375%, 08/01/22	1,062,500

	Tesoro Logistics LP
1,150,000	6.125%, 10/15/21	1,219,000

		11,463,564

	Real Estate (6.0%)
	CB Richard Ellis Services, Inc.
6,000,000	6.625%, 10/15/20	6,405,000

	Corrections Corporation of America
1,000,000	4.125%, 04/01/20	987,500

	GEO Group, Inc.
2,625,000	6.625%, 02/15/21	2,815,313
1,590,000	5.875%, 01/15/22	1,633,725

	MPT Operating Partnership LP
3,375,000	6.875%, 05/01/21	3,628,125

	RHP Hotel Property L.P. /RHP Finance Corp.
1,500,000	5.000%, 04/15/21	1,511,250

		16,980,913

	Refining & Marketing (0.9%)
	Tesoro Corp.
1,125,000	5.375%, 10/01/22	1,155,938

	Western Refinancing, Inc.
1,400,000	6.250%, 04/01/21		1,449,000

			2,604,938

	Retail - Discretionary (2.4%)
	Hertz Corp.
1,500,000	6.750%, 04/15/19		1,606,875
1,875,000	7.375%, 01/15/21		2,062,500

	Netflix, Inc.
2,250,000	5.375%, 02/01/21		2,362,500

	QVC, Inc.
875,000	5.125%, 07/02/22		907,728

			6,939,603

	Software & Services (2.7%)
	Activision Blizzard, Inc.
2,000,000	5.625%, 09/15/21 144A		2,140,000

	Lender Processing Services, Inc.
1,000,000	5.750%, 04/15/23		1,066,250

	SunGard Data Systems, Inc.
2,282,000	7.375%, 11/15/18		2,418,920
1,875,000	7.625%, 11/15/20		2,055,469

			7,680,639

	Supermarkets (1.7%)
	Stater Brothers Holdings, Inc.
1,350,000	7.750%, 04/15/15		1,353,375
3,375,000	7.375%, 11/15/18		3,560,625

			4,914,000

	Transportation & Logistics (0.7%)
	Hornbeck Offshore Services, Inc.
1,900,000	5.875%, 04/01/20		1,985,500

	Travel & Lodging (2.3%)
	Hilton Worldwide Holdings, Inc.
2,250,000	5.625%, 10/15/21 144A		2,351,250

	Wynn Las Vegas LLC
1,000,000	7.750%, 08/15/20		1,112,500
2,825,000	5.375%, 03/15/22		2,948,594

			6,412,344

	Waste & Environment Service Equipment & Facilities (0.9%)
	Covanta Holding Corp.
2,250,000	7.250%, 12/01/20		2,458,125

	Wireless Telecom Services (3.0%)
	Hughes Satellite Systems Corp.
1,300,000	6.500%, 06/15/19		1,426,750

	Intelsat Jackson Holdings, Ltd.
5,000,000	7.250%, 10/15/20		5,425,000

	Telestat Canada
1,750,000	6.000%, 05/15/17 144A		1,811,250

			8,663,000

	Wireline Telecom Services (2.2%)
	Equinix, Inc.
1,875,000	4.875%, 04/01/20		1,917,188
1,200,000	7.000%, 07/15/21		1,338,000

	tw telecom holdings, inc.
3,000,000	5.375%, 10/01/22		3,060,000

			6,315,188

	Total Investments (cost $262,912,132- note b)	93.5%	266,219,392
	Other assets less liabilities	6.5	18,530,734
	Net Assets	100.0%	$284,750,126

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

	† Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution	Investments
Aerospace & Defense	0.8%
Apparel & Textile Products	2.4
Cable & Satellite	6.1
Casinos & Gaming	1.4
Communications Equipment	1.1
Consumer Finance	0.5
Consumer Products	0.4
Consumer Services	10.5
Containers & Packaging	2.8
Entertainment	1.2
Entertainment Resources	5.7
Exploration & Production	11.2
Food & Beverage	5.6
Hardware	2.1
Health Care Facilities/Services	5.3
Machinery	1.3
Media Non-Cable	7.1
Medical - Equipment/ Devices	2.8
Oil & Gas Services	2.6
Pharmaceuticals	0.4
Pipeline	4.3
Real Estate	6.4
Refining & Marketing	1.0
Retail Discretionary	2.6
Software & Services	2.9
Supermarkets	1.8
Transportation & Logistics	0.7
Travel & Lodging	2.4
Waste & Environment Service Equipment & Facilities	0.9
Wireless Telecom Services	3.3
Wireline Telecom Services	2.4
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $262,912,132 amounted to $3,307,260, which consisted of aggregate gross unrealized appreciation of $4,217,245 and aggregate gross unrealized depreciation of $909,985.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	266,219,392
Level 3 – Significant Unobservable Inputs	-
Total	$266,219,392
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

		Market
Shares	Common Stocks (96.1%)	Value	(a)

	Advertising & Marketing (0.4%)
12,876	CBS Outdoor Americas, Inc.+	$376,623

	Apparel & Textile Products (1.8%)
6,715	Carter's, Inc.	521,420
7,629	PVH Corp.	951,870
17,555	Wolverine World Wide, Inc.	501,195
		1,974,485

	Cable & Satellite (6.3%)
10,024	Charter Communications, Inc.+	1,234,957
26,526	Comcast Corp.	1,326,831
20,690	DIRECTV+	1,581,130
31,472	DISH Network Corp.+	1,957,873
13,984	EchoStar Corp.+	665,079
		6,765,870

	Casinos & Gaming (1.4%)
5,871	Churchill Downs, Inc.	536,022
39,917	Pinnacle Entertainment, Inc.+	946,033
		1,482,055

	Catalog & Television Based Retailer (2.5%)
91,583	Liberty Interactive Corp.+	2,644,001

	Communications Equipment (0.6%)
10,050	ViaSat, Inc.+	693,852

	Consumer Finance (0.8%)
15,493	Fidelity National Information Services, Inc.	828,101

	Consumer Services (9.4%)
60,147	Aramark Corp.	1,739,451
47,970	Iron Mountain, Inc.	1,322,533
165,509	Service Corp. International	3,290,319
39,017	United Rentals, Inc.+	3,704,274
		10,056,577

	Containers & Packaging (10.9%)
32,030	Ball Corp.	1,755,564
118,029	Berry Plastics Corp.+	2,732,371
69,479	Crown Holdings, Inc.+	3,108,490
184,952	Graphic Packaging Holding Co.+	1,879,112
37,670	Sealed Air Corp.	1,238,213
19,277	Silgan Holdings, Inc.	954,597
		11,668,347

	Entertainment (0.4%)
16,387	DreamWorks Animation SKG, Inc.+	435,075

	Entertainment Resources (4.1%)
52,425	AMC Entertainment+	1,271,306
16,598	Cinemark Holdings, Inc.	481,508
32,007	Live Nation Entertainment, Inc.+	696,152
62,278	National CineMedia, Inc.	934,170
51,933	Regal Entertainment	970,108
		4,353,244

	Exploration & Production (4.4%)
9,160	Antero Resources Corp.+	573,416
11,414	Bonanza Creek Energy, Inc.	506,782
15,454	Oasis Petroleum, Inc.+	644,895
9,176	SM Energy Co.	654,157
33,597	Whiting Petroleum Corp.+	2,331,296
		4,710,546

	Flow Control Equipment (0.7%)
7,990	SPX Corp.	785,497

	Food & Beverage (4.8%)
22,365	B&G Foods, Inc.	673,410
30,002	Constellation Brands, Inc.+	2,549,270
23,138	Pinnacle Foods, Inc.	690,901
16,967	Treehouse Foods, Inc.+	1,221,454
		5,135,035

	Generic Pharmaceuticals (5.6%)
12,712	Actavis, Inc.+	2,616,765
70,290	Mylan, Inc.+	3,432,261
		6,049,026

	Hardware (7.4%)
28,245	CDW Corp.	775,043
23,066	NCR Corp.+	843,062
68,538	NXP Semiconductors N.V.+	4,030,720
52,410	Sensata Technologies+	2,234,762
		7,883,587

	Health Care Facilities/Services (4.6%)
11,120	Amsurg Corp.+	523,530
83,990	HCA Holdings, Inc.+	4,409,475
		4,933,005

	Health Care Supplies (1.7%)
13,402	Cooper Companies, Inc.		1,840,899

	Health Care Supply Chain (0.5%)
11,610	Catamaran Corp.+		519,664

	Hotel Ownership REIT (2.9%)
95,192	Host Hotels & Resorts, Inc.		1,926,686
27,598	Ryman Hospitality Properties, Inc.		1,173,467
			3,100,153

	Local Media (3.4%)
22,935	Liberty Media Corp.+		2,998,293
20,921	Twenty-First Century Fox (Class B)		651,062
			3,649,355

	Lodging (2.9%)
39,347	Starwood Hotels & Resorts Worldwide, Inc.		3,132,021

	Media Non-Cable (3.9%)
64,481	Nielsen Holdings N.V.		2,877,787
38,706	Starz LLC+		1,249,430
			4,127,217

	Medical - Equipment/ Devices (1.5%)
15,441	Teleflex, Inc.		1,655,893

	Motion Pictures & Television Production (1.6%)
63,589	Lions Gate Entertainment Corp.		1,699,734

	Oil & Gas Services (0.7%)
23,736	Superior Energy Services, Inc.		730,119

	Pharmaceuticals (0.8%)
6,081	Valeant Pharmaceuticals International, Inc.+		801,658

	Real Estate (3.8%)
25,610	CB Richard Ellis Services, Inc.+		702,482
60,286	Corrections Corporation of America		1,888,158
46,681	GEO Group, Inc.		1,504,995
			4,095,635

	Retail - Discretionary (1.1%)
42,528	Hertz Corp.+		1,132,946

	Semiconductor Devices (0.6%)
10,043	Avago Technologies Ltd.		646,870

	Software & Services (1.0%)
54,452	Activision Blizzard, Inc.		1,112,999

	Telecom Carriers (0.6%)
14,522	Verizon Communications, Inc.		690,812

	Transportation & Logistics (0.6%)
15,936	Hornbeck Offshore Services, Inc.+		666,284

	Travel & Lodging (0.5%)
25,564	Hilton Worldwide Holdings, Inc.+		568,543

	Wireless Telecom Services (0.3%)
19,451	Intelsat S.A.+		364,123

	Wireline Telecom Services (1.6%)
55,484	tw telecom holdings, inc.+		1,734,430

	Total Investments (cost $81,408,260*)	96.1%	103,044,281
	Other assets less liabilities	3.9	4,156,252
	Net Assets	100.0%	$107,200,533

	* Cost for Federal income tax and financial reporting purposes is identical.

	+ Non-income producing security.

Percent of
Portfolio Distribution	Investments
Advertising & Marketing	0.4%
Apparel & Textile Products	1.9
Cable & Satellite	6.6
Casinos & Gaming	1.4
Catalog & Television Based Retailer	2.6
Communications Equipment	0.7
Consumer Finance	0.8
Consumer Services	9.8
Containers & Packaging	11.3
Entertainment	0.4
Entertainment Resources	4.2
Exploration & Production	4.6
Flow Control Equipment	0.8
Food & Beverage	5.0
Generic Pharmaceuticals	5.9
Hardware	7.7
Health Care Facilities/Services	4.8
Health Care Supplies	1.8
Health Care Supply Chain	0.5
Hotel Ownership REIT	3.0
Local Media	3.5
Lodging	3.0
Media Non-Cable	4.0
Medical - Equipment/ Devices	1.6
Motion Pictures & Television Production	1.6
Oil & Gas Services	0.7
Pharmaceuticals	0.8
Real Estate	4.0
Retail - Discretionary	1.1
Semiconductor Devices	0.6
Software & Services	1.1
Telecom Carriers	0.7
Transportation & Logistics	0.6
Travel & Lodging	0.5
Wireless Telecom Services	0.3
Wireline Telecom Services	1.7
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $81,408,260 amounted to $21,636,021, which consisted of aggregate gross unrealized appreciation of $22,828,623 and aggregate gross unrealized depreciation of $1,192,602.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$103,044,281
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$103,044,281
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
May 15, 2014

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 15, 2014